Pacific Financial Group MUTUAL FUNDS

RiskPro® PFG Aggressive 30+ Fund	Class R Shares PFSUX
RiskPro® Aggressive 30+ Fund	Class R Shares PFLWX
RiskPro® Dynamic 15-25 Fund RiskPro® Alternative 0-15 Fund	Class R Shares PFDPX Class R Shares PFAOX

(each a series of Northern Lights Fund Trust)

Supplement dated May 1, 2020 to

the Prospectus dated August 28, 2019

The Board of Trustees of Northern Lights Fund Trust (the “Board”) has determined based on the recommendation of the investment adviser of RiskPro® PFG Aggressive 30+ Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0-15 Fund, and the RiskPro® Dynamic 15-25 Fund (each a “Fund”, collectively referred to as the “Funds”), that it is in the best interests of each of the Funds and their shareholders that the Funds cease operations. The Board has determined to close the Funds and redeem all outstanding shares on June 30, 2020.

Effective at the close of business May 30, 2020, the Funds will not accept any purchases and will no longer pursue its stated investment objective. The Funds may begin liquidating its portfolio and may invest in cash equivalents such as money market funds until all shares have been redeemed. Any capital gains will be distributed as soon as practicable to shareholders. Shares of the Funds are otherwise not available for purchase.

Prior to June 30, 2020, you may redeem your shares, including reinvested distributions, in accordance with the “How to Redeem Shares” section in the Prospectus. Unless your investment in a Fund is through a tax-deferred retirement account, a redemption is subject to tax on any taxable gains. Please refer to the “Tax Status, Dividends and Distributions” section in the Prospectus for general information. You may wish to consult your tax advisor about your particular situation.

ANY SHAREHOLDERS WHO HAVE NOT REDEEMED THEIR SHARES OF A FUND PRIOR TO JUNE 30, 2020 WILL HAVE THEIR SHARES AUTOMATICALLY REDEEMED AS OF THAT DATE, AND PROCEEDS WILL BE SENT TO THE ADDRESS OF RECORD. IF YOU HAVE QUESTIONS OR NEED ASSISTANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR DIRECTLY OR THE FUNDS AT 1-888-451-TPFG.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS

If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares. If you receive a distribution from an Individual Retirement Account or a Simplified Employee Pension (SEP) IRA, you must roll the proceeds into another Individual Retirement Account within sixty (60) days of the date of the distribution in order to avoid having to include the distribution in your taxable income for the year. If you receive a distribution from a 403(b)(7) Custodian Account (Tax-Sheltered account) or a Keogh Account, you must roll the distribution into a similar type of retirement plan within sixty (60) days in order to avoid disqualification of your plan and the severe tax consequences that it can bring. If you are the trustee of a Qualified Retirement Plan, you may reinvest the money in any way permitted by the plan and trust agreement.

Effective May 1, 2020, the Funds’ fee tables are hereby restated as set forth below:

RiskPro® PFG Aggressive 30+ Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	0.85%
Total Annual Fund Operating Expenses	2.90%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

RiskPro® Aggressive 30+ Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	0.79%
Total Annual Fund Operating Expenses	2.84%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

RiskPro® Alternative 0-15 Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	1.05%
Total Annual Fund Operating Expenses	3.10%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

RiskPro® Dynamic 15-25 Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	0.58%
Total Annual Fund Operating Expenses	2.63%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

This Supplement and the existing Prospectus dated August 28, 2019, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 28, 2019, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Funds at 1-888-451-TPFG.